Condensed Consolidated Interim Balance Sheet - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 347,510	$ 326,441
Accounts receivable, net	23,866	72,971
Inventory	19,428	18,564
Other current assets	22,004	28,039
Total current assets	412,808	446,015
Non-current assets
Property, plant and equipment	5,400	3,261
Right-of-use assets	10,971	6,720
Intangible assets	13,536	14,360
Interest in joint venture	28,322	31,152
Deferred tax asset	34,822	26,757
Other long-term assets	1,443	903
Total non-current assets	94,494	83,153
Total assets	507,302	529,168
Current liabilities
Accounts payable	11,691	12,351
Other current liabilities	53,397	73,035
Lease liabilities, short-term	1,632	1,097
Senior secured term loans, short-term	13,861	12,474
Total current liabilities	80,581	98,957
Non-current liabilities
Warrant obligations	535	1,788
Deferred royalty obligation, long-term	299,279	212,353
Deferred gain of joint venture	23,539	23,539
Lease liabilities, long-term	10,762	6,564
Other long-term liabilities	3,839	0
Total non-current liabilities	435,310	341,484
Total liabilities	515,891	440,441
Equity attributable to owners of the parent
Share capital	7,312	7,312
Share premium	1,007,755	1,007,452
Treasury shares	(557)	(679)
Other reserves	164,175	155,683
Cumulative translation adjustments	(46)	(356)
Accumulated losses	(1,187,228)	(1,080,685)
Total equity attributable to owners of the parent	(8,589)	88,727
Total liabilities and equity	507,302	529,168
Senior Secured Term Loans
Non-current liabilities
Convertible loans, long-term	$ 97,356	$ 97,240